Related Party Transactions (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of transactions between related parties [line items]
Proceeds on sale of non-core business	$ 0	$ 1
Property, plant and equipment	6,019	6,142
Lease Liabilities	$ 1,245	1,270	$ 1,324
Shaw Family Living Trust [Member]
Disclosure of transactions between related parties [line items]
Shares	17,662,400
Ownership	79.00%
Lease Liabilities	$ 0	1
Noncore Property [Member]
Disclosure of transactions between related parties [line items]
Property, plant and equipment	4	4
Director [Member]
Disclosure of transactions between related parties [line items]
Collection, installation and maintenance services	2	2
Purchases	4	10
Network fees	24	27
Corus [Member]
Disclosure of transactions between related parties [line items]
Network fees	116	121
Accounts payable and accrued liabilities	20	21
Advertising fees	5	6
Administrative fees	1	1
Administrative, advertising and other services	1	1
Uplink of television signals	4	5
Internet services and lease of circuits	5	6
Regulatory requirement fees	12	13
Burrard Landing Lot 2 Holding Partnership [Member]
Disclosure of transactions between related parties [line items]
Leases as lessee	10	11
Burrard Landing Lot 2 Holding Partnership [Member] | Office Space Lease [Member]
Disclosure of transactions between related parties [line items]
Lease Liabilities	$ 57	$ 67